Operating Segment and Geographical Information (Details 1) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Total assets	1,179,142	1,193,729	1,201,927
PRC [Member]
Total assets	616,777	723,210	738,410
Hong Kong [Member]
Total assets	494,033	459,029	459,557
Macau [Member]
Total assets	39,225	8,348	3,960
Thailand [Member]
Total assets	27,396	3,142	0
The United States [Member]
Total assets	1,711	0	0